Thrivent Healthcare Portfolio Annual Fund Operating Expenses - Thrivent Healthcare Portfolio - Class A	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.83%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.92%